Share-based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2015
Prepaid expenses and other current assets	$ 172,939	$ 117,770	$ 172,939
Director
Stock Issued During Period, Shares, Issued for Services		30,000
Issue price		$ 4.00
Stock Issued During Period, Value, Issued for Services		$ 240,000
Allocated Share-based Compensation Expense		60,000
Prepaid expenses and other current assets	120,000	$ 60,000	$ 120,000
Shares issued for compensation			30,000
Compensation value per share			$ 4.00
Total compensation paid in shares			$ 240,000
Director | Prior to Reverse Merger
Allocated Share-based Compensation Expense	$ 20,000		$ 80,000